Marketable securities (Tables)	12 Months Ended
Dec. 31, 2020
Marketable securities
Schedule of marketable securities
	Credit Risk	December 31, 2020	December 31, 2019
Financial bills (LF)	AAA	149,720	-
Financial treasury bills (LFT)	AAA	341,382	-
		491,102	-